Debt (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Long-term debt
Long-term debt	$ 639,231	$ 648,326	$ 782,670
3.125% Senior notes due 2014 [Member]
Long-term debt
Long-term debt	499,867	499,822	499,777
7.375% Debentures due 2027 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	129,056	129,053	129,050
7.45% Debentures due 2097 [Member] | Subordinated Debentures Subject To Mandatory Redemption [Member]
Long-term debt
Long-term debt	3,500	3,500	139,473
2.00% to 14.50% Promissory Notes Through 2023
Long-term debt
Long-term debt	$ 6,808	$ 15,951	$ 14,370